INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interbank Deposits
Interbank liabilities	$ 1,374,222	$ 1,084,591
Total interbank	1,374,222	1,084,591
Repurchase agreements and other similar secured borrowing
Short selling operations	136,786	607,536
Temporary transfer of securities	2,178,769	2,628,592
Total Repurchase agreements and other similar secured borrowing	2,315,555	3,236,128
Total money market transactions	$ 3,689,777	$ 4,320,719